ORDINARY SHARES (Tables)	12 Months Ended
Dec. 31, 2023
ORDINARY SHARES
Schedule of common stock

	As at 31	As at 31
	December 2023	December 2022
	$’000	$’000
Ordinary share capital
Issued and fully paid
477,825,166 Ordinary Shares of $0.001 each	634	622
Issued in the period
59,138,305 Ordinary Shares of $0.001 each	78	12
536,963,471 Ordinary Shares of $0.001 each	712	634

Share premium
At beginning of the period	202,103	196,911
Issued in the period	7,676	5,192
Issue costs	—	—
At the end of period	209,779	202,103